OTHER FINANCIAL DATA - INVENTORY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	$ 113	$ 240
Energy Related Inventory, LNG	8	16
Energy Related Inventory, Materials And Supplies	166	152
Inventories	287	408
S D G E Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	3	3
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	83	79
Inventories	86	82
So Cal Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	42	128
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	27	23
Inventories	69	151
Sempra South American Utilities Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	40	34
Inventories	40	34
Sempra Mexico Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	3	8
Energy Related Inventory, Materials And Supplies	9	8
Inventories	12	16
Sempra Renewables Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	0	0
Energy Related Inventory, LNG	0	0
Energy Related Inventory, Materials And Supplies	2	3
Inventories	2	3
Sempra Natural Gas Segment [Member]
Inventories By Inventory Type [Line Items]
Energy Related Inventory, Natural Gas in Storage	68	109
Energy Related Inventory, LNG	5	8
Energy Related Inventory, Materials And Supplies	5	5
Inventories	$ 78	$ 122